Lease	12 Months Ended
Oct. 31, 2025
Leases [Abstract]
LEASE
9.	LEASE

With the adoption of ASC Topic 842, the Company has recorded a right-of-use asset and corresponding lease liability, by calculating the present value of future lease payments.

The Company entered into operating lease agreements for office spaces discounted at 4.05% (weighted average rate for operating leases), the Company’s incremental borrowing rate, over the expected term. The weighted average remaining operating lease term (years) was 2.86 as of October 31, 2025. The Company recognizes lease expense for these leases on a straight-line basis over the lease term. Operating lease expenses were $55,438, $55,668 and $53,678 for the years ended October 31, 2025, 2024 and 2023, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of October 31,
	2025	2024
Operating lease assets, net	$154,556	$67,934
ROU assets	316,234	174,344
Accumulated amortization	(161,678)	(106,410)
Operating lease liabilities – current	52,217	6,382
Operating lease liabilities – non-current	54,331	13,550
Total operating lease liabilities	$106,548	$19,932

The Company entered into finance lease agreements for vehicle equipment discounted at 0% (weighted average rate for finance lease). The Company recognizes finance lease expense on a straight-line basis over the useful life of 5 years. Finance lease expenses were $13,493, $14,781 and $15,098 for the years ended October 31, 2025, 2024 and 2023, respectively. As of October 31, 2025, the Company’s finance lease agreement expired, and the ownership of the vehicle was transferred to the Company. Accordingly, the related finance lease asset was reclassified to property and equipment.

Supplemental balance sheet information related to finance leases was as follows:

	As of October 31,
	2025	2024
Finance lease assets, net	$—	$43,520
Vehicle	—	74,606
Accumulated amortization	—	(31,086)
Finance lease liabilities – current	—	21,893
Finance lease liabilities – non-current	—	—
Total finance lease liabilities	$—	$21,893

Cash flow information related to lease consisted of the following:

	For the years ended October 31,
	2025	2024	2023
Financing cash payments for finance leases	$21,598	$23,659	$24,067

Lease assets obtained in exchange for lease obligations:

	For the years ended October 31,
	2025	2024	2023
Operating lease	$139,933	$—	$32,742

The following is a schedule, by years, of maturities of lease liabilities as of October 31, 2025:

Year ended October 31,	Operating Leases
2025	$56,204
2026	56,204
2027	—
Total lease payments	112,408
Less: Imputed interest	5,860
Present value of lease liabilities	106,548
Less: Current lease liabilities	52,217
Long-term lease liabilities	54,331